Annual Total Returns (Vanguard European Stock Index Fund - Institutional Shares Institutional) (Vanguard European Stock Index Fund, Vanguard European Stock Index Fund - Institutional Shares)	12 Months Ended
Oct. 31, 2014
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Annual Total Return
2014	(6.54%)
2013	24.95%
2012	21.04%
2011	(11.47%)
2010	5.07%
2009	32.09%
2008	(44.64%)
2007	13.96%
2006	33.64%
2005	9.44%